Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	¥ 1,737,922	¥ 2,056,433	¥ 843,674
Deferred income tax expense (benefit)	(113,087)	(162,768)	332,091
Income tax expense	1,624,835	1,893,665	1,175,765
TMC and domestic subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	965,512	1,432,299	758,772
Deferred income tax expense (benefit)	(131,329)	(42,906)	27,783
Foreign subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	772,410	624,134	84,902
Deferred income tax expense (benefit)	¥ 18,242	¥ (119,862)	¥ 304,308